STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY	STOCKHOLDERS’ EQUITY
Holders of the Company’s Class A Common Stock are entitled to one vote per share with respect to all matters on which the holders of the Company’s Common Stock are entitled to vote and holders of the Company’s Class B Common Stock do not have any voting rights, except as required by applicable law.

Impact from the Transactions— Common Stock
On August 6, 2025, each share of Paramount Global common stock that was owned by Paramount Global as treasury stock was cancelled and ceased to exist, and each issued and outstanding share of Paramount Global Class A Common Stock and Paramount Global Class B Common Stock was converted automatically into the right to receive one share of Paramount Skydance Corporation Class A Common Stock and Paramount Skydance Corporation Class B Common Stock, respectively. Additionally, at the closing of the Transactions, all outstanding Paramount Global RSU awards and PSU awards were converted to Paramount RSU awards.

The Transactions included a cash-stock election offered to holders of Paramount Global pursuant to which (a) shares of Paramount Global Class A Common Stock held by stockholders other than NAI or its subsidiaries were converted, at the stockholders’ election, into the right to receive either the Class A Cash Consideration or the Class A Stock Consideration and (b) shares of Paramount Global Class B Common Stock held by stockholders other than NAI or its subsidiaries, the NAI Equity Investors and certain other affiliates of investors in Skydance were converted, at the stockholders’ election, into the right to receive the Class B Cash Consideration (subject to proration) or the Class B Stock Consideration. The elections resulted in cash settlement of 7.2 million shares of
Paramount Global Class A Common Stock at a price of $23.00 per share and cash settlement of 285.9 million shares of Paramount Global Class B Common Stock at a price of $15.00 per share for which holders of the shares elected to receive the Class A Cash Consideration and Class B Cash Consideration, respectively. In addition, holders of 2.0 million shares of Paramount Global Class A Common Stock elected to receive the Class A Stock Consideration or made no election, and as such received shares of Paramount Skydance Corporation Class B Common Stock at a conversion rate of 1.5333, resulting in the issuance of 3.1 million shares of Paramount Skydance Corporation Class B Common Stock. Elections made for the Class B Cash Consideration were subject to a proration mechanism. Shares of Paramount Global Class B Common Stock for which elections to receive Class B Cash Consideration were not made or were validly revoked remained issued and outstanding as one share of Paramount Skydance Corporation Class B Common Stock. Shares of Paramount Global Class A Common Stock and Paramount Global Class B Common Stock were cancelled and ceased to exist upon completion of the Transactions.

The cash elections were funded by $4.45 billion of the PIPE Transaction proceeds, and the remaining $1.52 billion was provided to Paramount. In exchange for these proceeds, the NAI Equity Investors and certain other affiliates of investors in Skydance received 400 million newly issued shares of Paramount Skydance Corporation Class B Common Stock for a purchase price of $15.00 per share, and the NAI Equity Investors also received warrants to purchase 200 million shares of Paramount Skydance Corporation Class B Common Stock at an initial exercise price of $30.50 per share (subject to customary anti-dilution adjustments), which expire five years after issuance.

In addition, 316.7 million shares (313.8 million shares after reduction in connection with certain tax withholding requirements) of Paramount Skydance Corporation Class B Common Stock were issued to holders of Skydance Membership Units and Skydance Phantom Unit awards.

The table below details the activity described above and calculates shares of Paramount Skydance Corporation Class A Common Stock and Class B Common Stock issued and outstanding after completion of the Transactions.

(in millions)	Class A	Class B
Each share of Paramount Global Class A Common Stock converted to one share of Paramount Skydance Corporation Class A Common Stock	40.7
Each share of Paramount Global Class B Common Stock converted to one share of Paramount Skydance Corporation Class B Common Stock		633.6
Issuance of Paramount Skydance Corporation Class B Common Stock to the NAI Equity Investors and certain other affiliates of investors in Skydance in exchange for proceeds from the PIPE Transaction		400.0
Cancellation of cash-settled Class A Common Stock	(7.2)
Cancellation of cash-settled Class B Common Stock		(285.9)
Conversion of one share of stock-settled Class A Common Stock to 1.5333 shares of Class B Common Stock	(2.0)	3.1
Issuance of Paramount Skydance Corporation Class B Common Stock to holders of Skydance Membership Units and Skydance Phantom Unit awards		313.8
Total share issuance, net of cancellations	(9.2)	431.0
Total shares of Paramount Skydance Corporation Class A and Class B Common Stock issued and outstanding after the Transactions	31.5	1,064.6
Under the amended and restated certificate of incorporation, Paramount Skydance Corporation is authorized to issue up to 55 million shares of Paramount Skydance Corporation Class A Common Stock, par value of $.001 per share; 5.50 billion shares of Paramount Skydance Corporation Class B Common Stock, par value of $.001 per share; and 100 million shares of preferred stock, par value of $.001 per share.

In the fourth quarter of 2025, we issued an aggregate amount of 5.4 million shares of our Class B common stock at $19.09 per share as consideration to certain sophisticated investors in connection with an acquisition, for an aggregate value of $104 million, and expect to issue an additional 0.7 million shares, or $13 million of value during the first quarter of 2026. In addition, we issued 3.5 million shares of restricted stock with future vesting conditions to employees of the acquired company in a private placement and not from our existing authorization.

Common Stock Dividends
The following table presents dividends declared per share and total dividends for Paramount Skydance Corporation Class B Common Stock for the Successor period and Paramount Global’s Class A and Class B Common Stock for the Predecessor periods.

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Class A and Class B Common Stock
Dividends declared per common share	$.10	$.10	$.20	$.39

Total common stock dividends	$114	$70	$138	$261

Mandatory Convertible Preferred Stock (Predecessor)
At December 31, 2023, there were 10 million shares of Paramount Global Mandatory Convertible Preferred Stock outstanding. During the first quarter of 2024, 0.3 million shares of Mandatory Convertible Preferred Stock were voluntarily converted into Paramount Global Class B Common Stock at a conversion rate of 1.0013 shares. On April 1, 2024, each of the remaining 9.7 million outstanding shares automatically and mandatorily converted into 1.1765 shares of Paramount Global Class B Common Stock, resulting in the issuance of 11.5 million shares of Paramount Global Class B Common Stock.

During the first quarter of 2024, the final dividend on the Mandatory Convertible Preferred Stock was declared, at a rate of $1.4375 per share, resulting in total dividends of $14 million, which were paid on April 1, 2024. For each of the quarters of 2023, Paramount Global declared a quarterly cash dividend of $1.4375 per share on the Mandatory Convertible Preferred Stock, resulting in total annual dividends of $58 million for the year ended December 31, 2023.

Common Stock Conversion Rights (Predecessor)
Holders of Paramount Global Class A Common Stock had the right to convert their shares to Paramount Global Class B Common Stock as long as there were at least 5,000 shares of Paramount Global Class A Common Stock outstanding. Conversions of Paramount Global’s Class A Common Stock into Paramount Global’s Class B Common Stock were minimal during the period from January 1 - August 6, 2025, as well as for the years ended 2024 and 2023.
Accumulated Other Comprehensive Income (Loss)
The following table summarizes the changes in the components of accumulated other comprehensive income (loss).

	Continuing Operations				Discontinued Operations
	Cumulative Translation Adjustments		Net Actuarial Loss and Prior Service Cost		Other Comprehensive Income (Loss) (a)	Accumulated Other Comprehensive Income (Loss)
At December 31, 2022 (Predecessor)	$(680)		$(1,097)		$(30)	$(1,807)
Other comprehensive income before reclassifications	132		(7)		(5)	120
Reclassifications to net earnings	44	(b)	52	(c)	35 (d)	131
Other comprehensive income	176		45		30	251
At December 31, 2023 (Predecessor)	(504)		(1,052)		—	(1,556)
Other comprehensive income (loss) before reclassifications	(153)		55		—	(98)
Reclassifications to net loss	—		50	(c)	—	50
Other comprehensive income (loss)	(153)		105		—	(48)
At December 31, 2024 (Predecessor)	(657)		(947)		—	(1,604)
Other comprehensive income before reclassifications	115		—		—	115
Reclassifications to net earnings	—		25	(c)	—	25
Other comprehensive income	115		25		—	140
At August 6, 2025 (Predecessor)	(542)		(922)		—	(1,464)

Adjustments to Paramount Global’s basis	542	(e)	922	(e)	—	1,464
At August 7, 2025 (Successor)	—		—		—	—
Other comprehensive income	40		19		—	59
At December 31, 2025 (Successor)	$40		$19		$—	$59
(a) Reflects cumulative translation adjustments.
(b) Reflects amounts realized within “Gain (loss) from investments” on the Consolidated Statement of Operations in connection with the dilution of our interest in Viacom18 (see Note 11).
(c) Reflects amortization of net actuarial losses.
(d) Reflects amounts realized within “Net earnings from discontinued operations, net of tax” on the Consolidated Statement of Operations in connection with the sale of Simon & Schuster (see Note 19).
(e) In connection with the change in control of Paramount Global that established a new accounting basis, the historical equity of Paramount Global was reversed.
The net actuarial loss and prior service cost related to pension and other postretirement benefit plans included in other comprehensive income (loss) is net of a tax benefit of $6 million for the period from August 7 - December 31, 2025 (Successor), $8 million for the period from January 1 - August 6, 2025 (Predecessor), and $34 million and $14 million for the years ended December 31, 2024 and 2023 (Predecessor), respectively.